Bank Overdraft and Short-term Borrowings - Schedule of Bank Overdraft and Short-term Borrowings (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of detailed information about borrowings [line items]
Bank overdraft and short-term borrowings	€ 35,148	€ 25,967	€ 24,427
Bank Overdraft [member]
Disclosure of detailed information about borrowings [line items]
Bank overdraft and short-term borrowings	1,762		4,416
Borrowings secured over trade receivables [member]
Disclosure of detailed information about borrowings [line items]
Bank overdraft and short-term borrowings	29,992	23,791	17,311
Borrowings unsecured [member]
Disclosure of detailed information about borrowings [line items]
Bank overdraft and short-term borrowings	€ 3,394	€ 2,176	€ 2,700